Investments in Equity Investees - Additional Information (Detail)	1 Months Ended			12 Months Ended				0 Months Ended			12 Months Ended					0 Months Ended				0 Months Ended				12 Months Ended			0 Months Ended		12 Months Ended								0 Months Ended	12 Months Ended						1 Months Ended					12 Months Ended
	Aug. 31, 2014	Mar. 31, 2014 USD ($)	Feb. 29, 2012	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Aug. 02, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")	Feb. 28, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") USD ($)	Feb. 28, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") CNY	Dec. 31, 2014 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") USD ($)	Dec. 31, 2014 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") CNY	Dec. 31, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") USD ($)	Dec. 31, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") CNY	Feb. 28, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9")	Aug. 02, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") Equity shares USD ($)	Aug. 02, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") Equity shares CNY	Aug. 02, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") Common shares	Jul. 31, 2014 Qihoo 360 Technology Co., Ltd.,	Jul. 14, 2014 System Link Limited ("System Link") USD ($)	Dec. 31, 2014 System Link Limited ("System Link")	Jul. 31, 2014 System Link Limited ("System Link")	Jul. 14, 2014 System Link Limited ("System Link")	Dec. 31, 2014 Maximum	Dec. 31, 2014 Minimum	Aug. 31, 2014 Minimum USD ($)	Nov. 30, 2010 G10 Entertainment Corporation ("G10") Installment	Apr. 30, 2008 G10 Entertainment Corporation ("G10")	Dec. 31, 2014 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2013 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2010 G10 Entertainment Corporation ("G10") CNY	Dec. 31, 2008 G10 Entertainment Corporation ("G10") USD ($)	Dec. 31, 2014 G10 Entertainment Corporation ("G10") USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") CNY	Nov. 30, 2010 G10 Entertainment Corporation ("G10") Pursuant to Series B Preferred Share Subscription Agreement USD ($)	Apr. 30, 2008 G10 Entertainment Corporation ("G10") Maximum	Dec. 31, 2014 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" USD ($)	Dec. 31, 2013 "CrowdStar Inc. ("Crowdstar")" CNY	Dec. 31, 2014 "CrowdStar Inc. ("Crowdstar")" CNY	Nov. 30, 2011 "CrowdStar Inc. ("Crowdstar")" USD ($)	May 31, 2011 "CrowdStar Inc. ("Crowdstar")" USD ($)	Nov. 30, 2011 "CrowdStar Inc. ("Crowdstar")" Maximum	May 31, 2011 "CrowdStar Inc. ("Crowdstar")" Maximum	Mar. 31, 2014 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Oct. 31, 2013 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Apr. 30, 2012 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2014 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2014 Tandem Fund II, L.P. ("Tandem Fund") CNY	Dec. 31, 2013 Tandem Fund II, L.P. ("Tandem Fund") USD ($)	Dec. 31, 2014 Guangdong Hongtu Guangdian Investment Limited Company CNY
Subsidiary, Sale of Stock [Line Items]
Cost method investments																													24,892,921	24,892,921			$ 4,012,010	$ 38,300,000	276,000,000			$ 262,241		1,627,099	1,627,099
Number of shares acquired			32,290																									3,031,232
Equity interest held by entity in cost method on as converted basis																																					20.00%							20.00%	20.00%
Initial amount paid to acquire investment																																39,500,000
Cost method investment, transaction cost																																1,200,000
Purchase price settlement agreement																																				10,000,000
Purchase price payable in number of installment																											26
Impairment loss on investments				0	0	41,701,985	3,243,744				0		0																0	0	184,900,000							0	3,500,000	21,000,000									0		0
Preferred stock, investment																																										1,000,000	2,500,000
Preferred stock, investment, shares																																										47,212	118,030
Payment for equity fund investment																				6,000,000																											800,000	1,200,000
Commitment to purchase funds under equity investments																																																4,000,000
Sale of equity method investment ownership percentage																																														75.00%
Interest in third party fund consideration																																														1,500,000
Percentage of proceeds received by purchaser		20.00%
Total consideration received on disposition of tandem fund's investment		1,800,000		4,035,846	25,040,812	0	0
Initial consideration received on sale of tandem fund's investment		1,500,000																																												300,000			200,000	1,100,000
Investment in joint venture, ownership percentage											30.20%	30.20%			51.50%				50.00%		50.00%	50.00%	50.00%																							3.10%
Capital contributed to joint venture of registered capital									900,000	5,200,000																																										12,500,000
Shares transferred, percentage																9.00%	9.00%	9.00%
Consideration, shares																100,000	900,000
Recourse provision expiring period								3 years
Share-based awards vesting period									3 years	3 years														4 years	1 year
Fair value of share-based awards recognized, vesting period of the shares								3 years
Percentage of registered capital of ZTE9																																																				10.00%
Change in groups ownership percentage																																																				30.15%
Investment reported after recording the group's share in losses											10,000	70,000
Amount due from related party				846,146	5,250,000	0					900,000	5,300,000
Due date for interest-free loan				Jun. 30, 2015	Jun. 30, 2015
License agreement, term	5 years
License agreements, expected payment				$ 2,900,000	18,000,000																					$ 160,000,000